Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Feb. 26, 2016
Registrant Name	ROYCE FUND
Central Index Key	0000709364
Amendment Flag	false
Document Creation Date	Feb. 26, 2016
Document Effective Date	Feb. 29, 2016
Prospectus Date	Feb. 29, 2016
Royce CRK Prospectus | Royce International Premier Fund | Consultant Class
Prospectus:
Trading Symbol	RINPX
Royce CRK Prospectus | Royce International Premier Fund | R Class
Prospectus:
Trading Symbol	RINRX
Royce CRK Prospectus | Royce International Premier Fund | K Class
Prospectus:
Trading Symbol	RIPKX